Regulatory Inspection of facilities	12 Months Ended
Mar. 31, 2025
Regulatory Inspection Of Facilities [Abstract]
Regulatory Inspection of facilities
35.
Regulatory Inspection of facilities

Tabulated below are the details of the U.S. FDA inspections of facilities of the Company which were carried out or remained open during the year ended March 31, 2025:

Month and year	Unit	Details of observations
October 2023	Biologics, Hyderabad, India	Nine observations were noted in the U.S. FDA inspection. The Company responded to the observations and is awaiting the Establishment Inspection Report (“EIR”).
May 2024	Formulations manufacturing facilities {Vizag SEZ plant 1 (FTO VII) and Vizag SEZ plant 2 (FTO IX)} at Duvvada, Visakhapatnam, India
Two observations were noted in the U.S. FDA inspection. The Company responded to the observations by June 7, 2024. On August 11, 2024, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection of the facility was classified as Voluntary Action Indicated (“VAI”).

June 2024	API Srikakulam plant (Unit 6), Andhra Pradesh, India
Four observations were noted in the U.S. FDA inspection. The Company responded to the observations on June 30, 2024. On September 6, 2024, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection of the facility was classified as VAI.

August 2024	Formulations Srikakulam (SEZ) plant 1, Andhra Pradesh, India	There was a Pre-Approval Inspection of the site by the U.S. FDA and three observations were noted in the inspection.
September 2024	Integrated Product Development Organization (IPDO), Bachupally, Hyderabad, India	No observations were noted in the U.S. FDA inspection. The Company is awaiting the EIR.
November 2024	API Bollaram (CTO Unit-II) plant, Telangana, Hyderabad, India
Seven observations were noted in the U.S. FDA inspection.
The Company responded to the observations, and an EIR was issued by the U.S. FDA on February 24, 2025 indicating the closure of audit and the inspection of the facility was classified as VAI.

May 2025	API Miryalaguda (CTO Unit-V) plant, Telangana, India	Two observations were noted in the U.S. FDA inspection, conducted from May 19, 2025 to May 24, 2025, to which the Company will respond within the stipulated timeline.
May 2025	API Middleburgh plant, New York, U.S.A.	Two observations were noted in the U.S. FDA inspection, conducted from May 12, 2025 to May 16, 2025, to which the Company will respond within the stipulated timeline.